Supplemental information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Supplemental Information [Abstract]
Disclosure of cash flow statement [text block]
Changes in non-cash working capital was comprised of the following:

	Year Ended
($M)	Dec 31, 2018	Dec 31, 2017
Changes in:
Accounts receivable	(94,562)	(34,041)
Crude oil inventory	(10,646)	(2,577)
Prepaid expenses	(4,896)	(1,884)
Accounts payable and accrued liabilities	230,567	37,527
Income taxes payable	(1,651)	2,842
Working capital assumed from acquisitions	(58,841)	—
Initial recognition of IFRS 16 liability	(10,483)	—
Foreign exchange	(873)	(795)
Changes in non-cash working capital	48,615	1,072

Changes in non-cash operating working capital	(6,876)	665
Changes in non-cash investing working capital	55,491	407
Changes in non-cash working capital	48,615	1,072

Disclosure of cash and cash equivalents [text block]
Cash and cash equivalents was comprised of the following:

	As at
($M)	Dec 31, 2018	Dec 31, 2017
Cash on deposit with financial institutions	26,604	46,229
Guaranteed investment certificates	205	332
Cash and cash equivalents	26,809	46,561

Disclosure of employee benefits [text block]

Wages and benefits included in operating expenses and general and administration expenses were:

	Year Ended
($M)	2018	2017
Operating expense	66,095	48,823
General and administration expense	42,496	36,708
Wages and benefits	108,591	85,531

Disclosure of detailed information about outstanding risk management positions [Text Block]
The following tables summarize Vermilion's outstanding risk management positions as at December 31, 2018:

				Bought Put Volume	Weighted Average Bought Put	Sold Call Volume	Weighted Average Sold Call	Sold Put Volume	Weighted Average Sold Put	Swap Volume	Weighted Average Swap
Crude Oil	Period	Exercise date (1)	Currency	(bbl/d)	Price / bbl	(bbl/d)	Price / bbl	(bbl/d)	Price / bbl	(bbl/d)	Price / bbl
Dated Brent
3-Way Collar	Sep 2018 - Jun 2019		CAD	2,500	91.20	2,500	98.63	2,500	76.00	—	—
Swap	Jan 2019 - Dec 2019		CAD	—	—	—	—	—	—	1,350	91.76
3-Way Collar	Aug 2018 - Jun 2019		USD	500	66.92	500	80.00	500	55.00	—	—
3-Way Collar	Jan 2019 - Dec 2019		USD	500	70.00	500	80.00	500	60.00	—	—
Swap	Apr 2018 - Mar 2019		USD	—	—	—	—	—	—	750	61.33
Swap	Jul 2018 - Jun 2019		USD	—	—	—	—	—	—	1,500	68.52
Swap	Jan 2019 - Dec 2019		USD	—	—	—	—	—	—	2,250	73.17
WTI
Swap	Jan 2019 - Dec 2019		CAD	—	—	—	—	—	—	1,050	81.41
3-Way Collar	Jan 2019 - Dec 2019		USD	250	70.00	250	80.25	250	60.00	—	—
Swap	Apr 2018 - Mar 2019		USD	—	—	—	—	—	—	250	54.00

				Bought Put Volume	Weighted Average Bought Put	Sold Call Volume	Weighted Average Sold Call	Sold Put Volume	Weighted Average Sold Put	Swap Volume	Weighted Average Swap
North American Gas	Period	Exercise date (1)	Currency	( mcf /d)	Price / mcf	( mcf /d)	Price / mcf	( mcf / d)	Price / mcf	(mcf/d)	Price / mcf
AECO
Swap	Dec 2018 - Mar 2019		CAD	—	—	—	—	—	—	2,500	2.41
AECO Basis (AECO less NYMEX Henry Hub)
Swap	Jan 2019 - Jun 2020		USD	—	—	—	—	—	—	2,500	(0.93)
AECO Basis (AECO less Chicago NGI)
Swap	Nov 2018 - Mar 2019		USD	—	—	—	—	—	—	5,000	(1.46)
NYMEX Henry Hub
Swap	Jan 2019 - Mar 2019		USD	—	—	—	—	—	—	5,000	4.00
Chicago NGI
Swap	Dec 2018 - Mar 2019		USD	—	—	—	—	—	—	5,000	4.40
SOCAL Border
Swap (2)	Jan 2019		USD	—	—	—	—	—	—	10,000	5.50
Swap (2)	Feb 2019		USD	—	—	—	—	—	—	10,000	4.39
Swap (2)	Mar 2019		USD	—	—	—	—	—	—	10,000	3.36

(1) The sold swaption instrument allows the counterparty, at the specified date, to enter into a derivative instrument contract with Vermilion at the above detailed terms.
(2) These swaps hedge a physical sales agreement to sell Alberta natural gas production at SOCAL Border pricing less a fixed differential.

				Bought Put Volume	Weighted Average Bought Put	Sold Call Volume	Weighted Average Sold Call	Sold Put Volume	Weighted Average Sold Put	Swap Volume	Weighted Average Swap
European Gas	Period	Exercise date (1)	Currency	(mcf/d)	Price / mcf	(mcf/d)	Price / mcf	(mcf/d)	Price /mcf	(mcf/d)	Price / mcf
NBP
3-Way Collar	Jan 2019 - Dec 2019		EUR	17,197	4.97	17,197	5.65	17,197	3.79	—	—
3-Way Collar	Jan 2019 - Dec 2020		EUR	7,370	4.96	7,370	5.76	7,370	3.74	—	—
3-Way Collar	Jan 2020 - Dec 2020		EUR	19,654	5.10	19,654	5.92	19,654	4.01	—	—
Collar	Oct 2018 - Mar 2019		EUR	3,685	6.40	2,457	7.62	—	—	—	—
Call	Oct 2018 - Mar 2019		EUR	—	—	12,327	6.28	—	—	—	—
Swap	Oct 2018 - Mar 2019		EUR	—	—	—	—	—	—	4,913	7.92
Swaption	Jul 2019 - Jun 2021	June 28, 2019	EUR	—	—	—	—	—	—	9,827	5.64
Swaption	Oct 2019 - Mar 2020	June 28, 2019	EUR	—	—	—	—	—	—	7,370	5.86
Swaption	Oct 2020 - Mar 2021	June 28, 2019	EUR	—	—	—	—	—	—	7,370	5.86
Swaption	Oct 2021 - Mar 2022	June 28, 2019	EUR	—	—	—	—	—	—	7,370	5.86
NBP Basis (NBP less NYMEX HH)
Collar	Jan 2019 - Sep 2020		USD	7,500	2.07	7,500	4.00	—	—	—	—
TTF
3-Way Collar	Oct 2017 - Dec 2019		EUR	7,370	4.59	7,370	5.42	7,370	2.93	—	—
3-Way Collar	Jan 2018 - Dec 2019		EUR	3,685	4.74	3,685	5.52	3,685	3.13	—	—
3-Way Collar	Jan 2019 - Dec 2019		EUR	12,284	5.05	12,284	5.72	12,284	3.69	—	—
3-Way Collar	Jan 2020 - Dec 2020		EUR	7,370	5.37	7,370	6.25	7,370	3.81	—	—
Swap	Oct 2017 - Dec 2019		EUR	—	—	—	—	—	—	7,370	4.87
Swap	Jan 2018 - Dec 2019		EUR	—	—	—	—	—	—	1,228	5.00
Swap	Jul 2018 - Dec 2019		EUR	—	—	—	—	—	—	4,913	4.98
Swap	Jan 2019 - Dec 2019		EUR	—	—	—	—	—	—	2,457	4.92

Cross Currency Interest Rate			Receive Notional Amount (USD)			Rate (LIBOR +)		Pay Notional Amount (CAD)		Rate (CDOR +)
Swap	Jan 2019			1,018,563,000		1.70%		1,354,900,000		1.02%

(1)	The sold swaption instrument allows the counterparty, at the specified date, to enter into a swap with Vermilion at the above detailed terms.